Activities of Orange Bank - Maturities of financial assets - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Other current financial assets	€ 4,766	€ 2,748	€ 2,686
Derivative financial assets, undiscounted cash flows	573
Operating segments [member] | Orange Bank, operating segment [member] | Cash collateral paid [member]
Disclosure of financial assets [line items]
Derivative financial assets, undiscounted cash flows	76
Operating segments [member] | Orange Bank, operating segment [member] | Interest rate swap contract [member]
Disclosure of financial assets [line items]
Derivative financial assets, undiscounted cash flows	€ 25